The Value Line Fund, Inc.

Supplement dated July 10, 2013 to

Summary Prospectus dated May 1, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus and any existing supplements thereto.

Effective August 1, 2013, your Fund’s Rule 12b-1 fee will be charged at a rate of 0.25% of the Fund’s average daily net assets. In connection with this change, effective August 1, 2013, the section labeled “Fees and expenses” on page 2 of the Summary Prospectus is deleted and replaced with the following:

Fees and expenses.

The table below shows the fees and expenses that you would pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Value Line Fund
Management Fee	0.69%
Distribution and Service (12b-1) Fees(1)	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.28%

(1)	The expense information in the table has been restated to reflect the elimination of the Fund’s 12b-1 fee waiver, effective August 1, 2013, as if in effect throughout the Fund’s fiscal year ended December 31, 2012. If not restated, the Fund’s expenses reflected in the table would be lower.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Fund	$130	$406	$702	$1,545

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

The Value Line Fund, Inc.

Supplement dated July 10, 2013 to

Prospectus dated May 1, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and any existing supplements thereto.

Effective August  1, 2013, your Fund’s Rule 12b-1 fee will be charged at a rate of 0.25% of the Fund’s average daily net assets. In connection with this change, effective August  1, 2013, the section labeled “Fees and expenses” on page 2 of the Prospectus is deleted and replaced with the following:

Fees and expenses.

The table below shows the fees and expenses that you would pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Value Line Fund
Management Fee	0.69%
Distribution and Service (12b-1) Fees(1)	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.28%

(1)	The expense information in the table has been restated to reflect the elimination of the Fund’s 12b-1 fee waiver, effective August 1, 2013, as if in effect throughout the Fund’s fiscal year ended December 31, 2012. If not restated, the Fund’s expenses reflected in the table would be lower.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Fund	$130	$406	$702	$1,545

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

The Value Line Fund, Inc.

Supplement dated July 10, 2013 to

Statement of Additional Information dated May 1, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information and any existing supplements thereto.

Effective August 1, 2013, your Fund’s Rule 12b-1 fee will be charged at a rate of 0.25% of the Fund’s average daily net assets. In connection with this change, effective August  1, 2013, the first paragraph in the section labeled “Service and Distribution Plan” on page B-19 of the Statement of Additional Information is deleted and replaced with the following:

The Fund’s Service and Distribution Plan (“Plan”) is designed to finance the activities of the Fund’s principal underwriter, EULAV Securities LLC (the “Distributor”), in advertising, marketing and distributing Fund shares and for servicing Fund shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the period May 1, 2012 through June 30, 2013, the Distributor contractually agreed to waive all of the Fund’s 12b-1 fee, equal to 0.25% of the Fund’s average daily net assets. During the fiscal year ended December 31, 2012, fees of $301,589 would have accrued to the Distributor under the Plan in the absence of a fee waiver. Given effect to the fee waiver, all of such fees were waived. Although all the fees were waived, the Distributor paid $88,499 to other broker-dealers and incurred $58,506 in advertising and other marketing expenses. The fees payable to the Distributor under the Plan are payable without regard to actual expenses incurred. Effective August 1, 2013, the Board eliminated the waiver, and fees under the Plan accrue at the rate of 0.25% of the Fund’s average daily net assets.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE